STOCK COMPENSATION PLANS (Details 2) - $ / shares	9 Months Ended	12 Months Ended
	May 31, 2017	Aug. 31, 2016	Aug. 31, 2015
Number of options outstanding
Number of Shares	23,350,000	4,550,000
Options
Number of options outstanding
Number of Shares	1,350,000
Options | 0.50
Number of options outstanding
Number of Shares		50,000
Weighted Average Exercise Price		$ 0.50
Number of Shares Options Exercisable		50,000
Options Exercisable Weighted Average Exercise Price		$ 0.50
Options | 1.33
Number of options outstanding
Number of Shares	4,500,000	4,500,000
Weighted Average Remaining Contractual life (in years)	6 years 2 months 19 days	6 years 11 months 19 days
Weighted Average Exercise Price	$ 1.33	$ 1.33
Number of Shares Options Exercisable
Options Exercisable Weighted Average Exercise Price
Options | Exercise Price 0.5 [Member]
Number of options outstanding
Number of Shares	50,000
Weighted Average Exercise Price	$ 0.5
Number of Shares Options Exercisable	50,000
Options Exercisable Weighted Average Exercise Price	$ 0.50
Options | Exercise Price 1.33 One [Member]
Number of options outstanding
Number of Shares	4,500,000
Weighted Average Remaining Contractual life (in years)	6 years 4 months 10 days
Weighted Average Exercise Price	$ 1.33
Number of Shares Options Exercisable
Options Exercisable Weighted Average Exercise Price
Options | Exercise Price 1.33 Two [Member]
Number of options outstanding
Number of Shares	4,500,000
Weighted Average Remaining Contractual life (in years)	6 years 5 months 5 days
Weighted Average Exercise Price	$ 1.33
Number of Shares Options Exercisable
Options Exercisable Weighted Average Exercise Price
Options | Exercise Price 1.83 [Member]
Number of options outstanding
Number of Shares	3,750,000
Weighted Average Remaining Contractual life (in years)	5 years 7 months 2 days
Weighted Average Exercise Price	$ 1.83
Number of Shares Options Exercisable	1,250,000
Options Exercisable Weighted Average Exercise Price	$ 1.25
Options | Exercise Price 2.67 [Member]
Number of options outstanding
Weighted Average Remaining Contractual life (in years)	6 years 7 months 2 days
Weighted Average Exercise Price	$ 2.67
Options | Exercise Price 1.25 [Member]
Number of options outstanding
Number of Shares	50,000
Weighted Average Remaining Contractual life (in years)	4 years 7 months 2 days
Weighted Average Exercise Price	$ 1.25
Number of Shares Options Exercisable	50,000
Options Exercisable Weighted Average Exercise Price	$ 1.25
Options | Exercise Price 2.67 [Member]
Number of options outstanding
Number of Shares	6,000,000
Number of Shares Options Exercisable
Options Exercisable Weighted Average Exercise Price